[LOGO]
         THE
     RESERVE
       FUNDS
  Founders of
 "America's First
   Money Fund"
 810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RF/SEMI-ANNUAL 01/99

                       [LOGO]
                             THE
                         RESERVE
                           FUNDS
                     Founders of
                  "America's First
                     Money Fund"
     -------------------------------------------------------------------------
         ----------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------
         ----------

                  THE RESERVE FUND

                    PRIMARY FUND

                    U.S. GOVERNMENT FUND

                    U.S. TREASURY FUND

                                      NOVEMBER 30, 1998

                         THE RESERVE FUND--PRIMARY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1998--(UNAUDITED)

 PRINCIPAL                                                                         VALUE
   AMOUNT           NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 76.36%             (NOTE 1)
 ---------          -------------------------------------------------             --------
               DOMESTIC -- 16.90%

$ 87,000,000   BankBoston, NA, 5.20%, 2/16/1999............................    $   87,000,000

 150,000,000   The Chase Manhattan Bank, 5.28%, 2/16/1999..................       150,000,000

 150,000,000   Chase Manhattan Bank U.S.A., Delaware, 5.20%, 2/15/1999.....       150,000,000

  68,000,000   Morgan Guaranty Trust Co., N.Y., 5.26%, 2/12/1999...........        68,000,000

 100,000,000   PNC Bank N.A., 4.99%, 7/27/1999(a)..........................        99,953,083
                                                                               --------------

                                                                                  554,953,083
                                                                               --------------
               EURO -- 22.53%

 150,000,000   Abbey National PLC, 5.20%, 2/8/1999.........................       150,000,000

 150,000,000   ABN/AMRO, 5.25%, 2/12/1999..................................       150,000,000

  50,000,000   Bayerische Hypo-und Vereinsbank, 5.31, 12/9/1998............        50,000,296

 100,000,000   Bayerische Hypo-und Vereinsbank, 5.32%, 2/16/1999...........       100,002,109

 150,000,000   Norddeutsche Landesbank, Girozentrale, 5.31%, 2/17/1999.....       150,003,206

 140,000,000   Svenska Handelsbanken, 5.31%, 12/2/1998.....................       140,000,039
                                                                               --------------

                                                                                  740,005,650
                                                                               --------------
               YANKEE -- 36.93%

  50,000,000   Banque Nationale de Paris, 5.13%, 2/3/1998..................        50,000,000

  57,000,000   Banque Nationale de Paris, 5.27%, 12/7/1998.................        57,001,262

  43,000,000   Banque Nationale de Paris, 5.14%, 2/26/1999.................        43,000,000

 150,000,000   BHF Bank AG, 5.23%, 12/7/1998...............................       150,000,000

 140,000,000   Canadian Imperial Bank of Commerce, 5.20%, 2/16/1999........       140,000,000

 150,000,000   Commerzbank AG, 5.21%, 2/5/1999.............................       150,000,000

 150,000,000   Deutsche Bank, 5.25%, 2/8/1999..............................       150,000,000

 145,000,000   Dresdner Bank, 5.12%, 12/3/1998.............................       145,000,000

  73,000,000   Lloyds Bank PLC, 5.31%, 2/16/1999...........................        73,000,770

 110,000,000   UBS AG, 5.31%, 2/16/1999....................................       110,002,320

 145,000,000   Westdeutsche Landesbank Girozentrale, 5.12%, 12/3/1998......       145,000,000
                                                                               --------------

                                                                                1,213,004,352
                                                                               --------------

               Total Negotiable Bank Certificates of Deposit...............     2,507,963,085
                                                                               --------------
               COLLATERALIZED PROMISSORY NOTES -- 13.34%(B)

 150,000,000   International Nederlanden (US) Funding Corp., 5.07%,
               2/26/1999...................................................       148,160,312

 150,000,000   Societe Generale North America, Inc., 5.20%, 12/4/1998......       149,935,063

 140,000,000   Toronto-Dominion Holdings (U.S.A.), Inc., 5.26%,
               12/2/1998...................................................       139,979,544
                                                                               --------------

               Total Collateralized Promissory Notes,......................       438,074,919
                                                                               --------------
               REPURCHASE AGREEMENT -- 7.61%

 250,000,000   Bear, Stearns & Co. Inc., 5.52%, 12/1/98 (collateralized by
               $72,249,304 FGRA, $86,747,837 FGRM, $13,335,849 FNRA,
               $75,293,853 FNRA and $13,066,749 FXRA, 5.00% to 7.50%, due
               9/15/08 to 8/18/28).........................................       250,000,000
                                                                               --------------

               TAXABLE MUNICIPAL BONDS -- 2.12%(A)

  39,700,000   Florida Housing Finance Agency Housing Revenue Bonds 1993
               Series A (LOC UBS AG) 4.96%, 1/1/2034.......................        39,700,000

  25,100,000   Illinois Student Assistance, 4.93% (LOC Sallie Mae),
               12/1/2022...................................................        25,100,000

   5,000,000   New Hampshire Business Finance Authority Revenue Bonds 1992
               Series B, 5.49%, 11/1/2017..................................         5,000,000
                                                                               --------------

               Total Taxable Municipal Bonds...............................        69,800,000
                                                                               --------------

             TOTAL INVESTMENTS (COST $3,264,135,014).....................    99.43%   3,265,838,004
             OTHER ASSETS, LESS LIABILITIES..............................      .57       18,722,018
                                                                            ------   --------------
             NET ASSETS..................................................   100.00%  $3,284,560,022
                                                                            ======   ==============
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
              BASED ON 3,284,560,022 SHARES OF BENEFICIAL INTEREST $.001
              PAR VALUE OUTSTANDING......................................                     $1.00
                                                                                                ---
                                                                                                ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                        VALUE
   AMOUNT                                                                        (NOTE 1)
 ---------     REPURCHASE AGREEMENTS -- 99.37%                                   --------
$205,000,000   Bear, Stearns & Co. Inc., 4.86%, 12/1/1998 (collateralized by $215,282 GNMA, 6.00% - 7.50%,
                due from 11/15/2005 to 11/15/2028).........................    $205,000,000
 268,000,000   DLJ Securities Corporation, 5.45%, 12/1/1998 (collateralized by $276,040,619 GNMA, 6.00% - 10.00%,
                due from 9/15/1999 to 9/15/2038)...........................     268,000,000
 196,000,000   Prudential Securities Inc., 5.45%, 12/1/1998 (collateralized by $201,880,000 GNMA, 6.50% - 9.00%,
                due from 11/15/2011 to 11/20/2028).........................     196,000,000
   8,000,000   Prudential Securities Inc., 5.45%, 12/1/1998 (collateralized by $8,240,000 GNMA, 6.50% - 8.00%,
                due from 9/15/2011 to 11/15/2028)..........................       8,000,000
  50,000,000   Lehman Brothers Inc., 5.42%, 12/1/1998 (collateralized by
                $51,494,154 GNMA, 6.76% - 12.00%
                due from 6/15/2000 to 11/15/2028)..........................      50,000,000
                                                                               ------------

               TOTAL INVESTMENTS (COST $727,000,000).......................    99.37%     727,000,000
               OTHER ASSETS, LESS LIABILITIES..............................      .63        4,616,574
                                                                              ------   --------------
               NET ASSETS..................................................   100.00%  $  731,616,574
                                                                              ======   ==============

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
                BASED ON 731,616,574 SHARES OF BENEFICIAL
                INTEREST $.001 PAR VALUE OUTSTANDING.......................          $1.00
                                                                                       ---
                                                                                       ---

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND

             STATEMENT OF NET ASSETS--NOVEMBER 30, 1998 (UNAUDITED)

 PRINCIPAL                                                                      VALUE
  AMOUNT                                                                       (NOTE 1)
 ---------    U.S. GOVERNMENT SECURITIES -- 98.95%                             --------
              U.S. TREASURY BILLS -- 90.34%
$17,000,000   3.73% - 3.98%, 12/24/1998...................................   $ 16,958,147
 43,700,000   4.23% - 4.30%, 1/07/1999....................................     43,510,389
 22,500,000   3.89% - 4.58%, 1/21/1999....................................     22,361,269
 24,300,000   3.88% - 4.56%, 2/04/1999....................................     24,114,053
  2,500,000   4.40%, 2/11/1999............................................      2,478,250
 31,000,000   4.48% - 5.12%, 2/18/1999....................................     30,673,960
 40,000,000   4.51%, 2/25/1999............................................     39,573,822
 27,500,000   4.42% - 4.44%, 3/04/1999....................................     27,188,825
 20,000,000   4.57%, 3/11/1999............................................     19,750,000
 20,400,000   4.53%, 4/01/1999............................................     20,096,593
                                                                             ------------
              Total U.S. Treasury Bills...................................    246,705,308
                                                                             ------------
              U.S. TREASURY NOTES -- 8.61%
 20,000,000   5.13%, 12/31/1998...........................................     20,001,753
  3,500,000   6.25%, 3/31/1999............................................      3,514,324
                                                                             ------------
              Total U.S. Treasury Notes...................................     23,516,077
                                                                             ------------

             TOTAL INVESTMENTS (COST $270,271,385).......................    98.95%  $  270,221,385
             OTHER ASSETS, LESS LIABILITIES..............................     1.05        2,867,415
                                                                            ------   --------------
             NET ASSETS..................................................   100.00%  $  273,088,800
                                                                            ======   ==============

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
               BASED ON 273,088,800 SHARES OF BENEFICIAL
               INTEREST $.001 PAR VALUE OUTSTANDING.......................          $1.00
                                                                                      ---
                                                                                      ---

---------------
(a) The interest rate is subject to change periodically. The rates reported are those as of November 30, 1998. Securities which are payable on demand and are collateralized by letter of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) Collateralized by bank letter of credit.

                                    GLOSSARY

FNRA and FXRA  =    Federal National Mortgage Association Adjustable Rate REMIC
FGRM           =    Federal Home Loan Mortgage Corp. Gold REMIC
FGRA           =    Federal Home Loan Mortgage Corp. Gold Adjustable Rate REMIC

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998--(UNAUDITED)

                                                                                  U.S.           U.S.
                                                                  PRIMARY      GOVERNMENT      TREASURY
                                                                   FUND           FUND           FUND
                                                                -----------    -----------    ----------
INTEREST INCOME (Note 1)....................................    $81,432,778    $19,183,409    $6,482,710
                                                                -----------    -----------    ----------
EXPENSES (Note 2)
  Management fee............................................      6,530,130     1,733,303             --
  Comprehensive fee.........................................                                   1,017,871
  Shareholder servicing, administration and general office
    expenses................................................      3,470,751       844,544             --
  Distribution assistance...................................      2,660,138       631,329        226,510
  Equipment expense.........................................        681,794       100,670             --
  Occupancy costs...........................................        676,068        36,962             --
  Professional fees.........................................        393,925        90,606             --
  Stationery, printing and supplies.........................        218,583        53,391             --
  Trustee fees..............................................         21,083         5,062             --
  Other.....................................................         17,192        29,514             --
                                                                -----------    -----------    ----------
    Total Expenses..........................................     14,669,664     3,525,381      1,244,381
    Less: expenses waived (Note 2)..........................             --            --       (256,573)
                                                                -----------    -----------    ----------
    Net Expenses............................................     14,669,664     3,525,381        987,808
                                                                -----------    -----------    ----------
NET INVESTMENT INCOME, representing Net Increase in Net
  Assets from Investment Operations.........................    $66,763,114    $15,658,028    $5,494,902
                                                                ===========    ===========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                          PRIMARY FUND                        U.S. GOVERNMENT FUND
                              -------------------------------------   ------------------------------------
                               SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                              NOVEMBER 30, 1998*     MAY 31, 1998     NOVEMBER 30, 1998*    MAY 31, 1998
                              ------------------     ------------     ------------------    ------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS
   Net investment income
     paid to shareholders as
     dividends (Note 1).....   $   (66,763,114)    $   (115,231,501)   $   (15,658,028)    $   (29,697,721)
                               ---------------     ----------------    ---------------     ---------------

 FROM CAPITAL SHARE
   TRANSACTIONS (at net
   asset value of $1.00 per
   share):
   Net proceeds from sale of
     shares.................     6,900,672,837       11,543,024,341      1,683,839,171       3,252,798,210
   Dividends reinvested.....        66,763,114          115,231,501         15,658,028          29,697,721
   Cost of shares
     redeemed...............    (6,390,495,992)     (11,054,744,831)    (1,620,348,247)     (3,241,872,625)
                               ---------------     ----------------    ---------------     ---------------
Net increase derived from
 capital share transactions
 and from investment
 operations.................       576,939,959          603,511,011         79,148,952          40,623,306

NET ASSETS:
 Beginning of period........     2,707,620,063        2,104,109,052        652,467,622         611,844,316
                               ---------------     ----------------    ---------------     ---------------
 End of period..............   $ 3,284,560,022     $  2,707,620,063    $   731,616,574     $   652,467,622
                               ===============     ================    ===============     ===============

                                       U.S. TREASURY FUND
                              ------------------------------------
                               SIX MONTHS ENDED      YEAR ENDED
                              NOVEMBER 30, 1998*    MAY 31, 1998
                              ------------------    ------------
INCREASE IN NET ASSETS FROM
 INVESTMENT OPERATIONS
   Net investment income
     paid to shareholders as
     dividends (Note 1).....    $  (5,494,902)     $    (9,908,933)
                                -------------      ---------------
 FROM CAPITAL SHARE
   TRANSACTIONS (at net
   asset value of $1.00 per
   share):
   Net proceeds from sale of
     shares.................      534,650,275        1,135,200,601
   Dividends reinvested.....        5,494,902            9,908,933
   Cost of shares
     redeemed...............     (506,816,670)      (1,074,527,046)
                                -------------      ---------------
Net increase derived from
 capital share transactions
 and from investment
 operations.................       33,328,507           70,582,488
NET ASSETS:
 Beginning of period........      239,760,293          169,177,805
                                -------------      ---------------
 End of period..............    $ 273,088,800      $   239,760,293
                                =============      ===============

---------------
    * Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES:

    --------------------------------
    The Reserve Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

    A. The Fund's authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four series: These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (collectively the "Funds").

    B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, for the purpose of computing the average-weighted life to maturity, floating or variable rate instruments, in which the Fund may invest, will be deemed to be: (1) the notice period required before the Fund is entitled to receive payment of principal or, (2) the period remaining until the instrument's next interest rate adjustment.

    C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

    D. Security transactions are recorded on a trade date basis; interest income is accrued daily.

    E. The Funds' custodian holds the securities owned subject to repurchase agreements. The Fund's Investment Adviser determines that the resale amount of the repurchase agreement is fully collateralized.

    F. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

    G. The Primary and U.S. Government Funds are charged only for their direct or allocated share of expenses (in proportion to each Fund's net assets or number of shareholder accounts).

    H. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

(2) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

    --------------------------------------------------------

    Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a management fee calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% in excess of $2 billion of average daily net assets of both Primary Fund and U.S. Government Fund. For its services as Investment Adviser to U.S. Treasury Fund, RMCI receives a comprehensive fee, calculated at an annual rate of .80% of the Fund's average daily net assets. The operating expenses charged the Funds are limited to an annual rate of 1.00% (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) of each Fund's average daily net assets. However, RMCI has voluntarily agreed to reduce the comprehensive fee of U.S. Treasury Fund to an annual rate of .60% of average net assets. For the six months ended November 30, 1998, RMCI voluntarily reduced its fee by $256,573.

    DISTRIBUTION ASSISTANCE:

    -------------------------

    Pursuant to a Plan of Distribution, each Fund may make assistance payments, at a rate of .20% per annum of the average net asset value, to firms for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3) MANAGEMENT'S USE OF ESTIMATES:

    ----------------------------------

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4) COMPOSITION OF NET ASSETS:

    -----------------------------

    At November 30, 1998, the composition of each Fund's net assets was as follows:

                                                                       PRIMARY        U.S. GOVERNMENT    U.S. TREASURY
                                                                    --------------    ---------------    -------------
    Par Value...................................................    $    3,284,560     $    731,617      $    273,089
    Paid-in-Capital.............................................     3,281,275,462      730,884,957       272,815,711
                                                                    --------------     ------------      ------------
    Net Assets..................................................    $3,284,560,022     $731,616,574      $273,088,800
                                                                    ==============     ============      ============

(5) FINANCIAL HIGHLIGHTS:

    ----------------------

    Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                  SIX MONTHS
                                                    ENDED                       FOR FISCAL YEARS ENDED MAY 31,
                                                 NOVEMBER 30,      --------------------------------------------------------
    PRIMARY FUND                                   1998(A)           1998        1997        1996        1995        1994
    ------------                                 ------------      --------    --------    --------    --------    --------
    Net asset value beginning of period........    $ 1.0000        $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------        --------    --------    --------    --------    --------
    Net investment income from investment
      operations...............................       .0227           .0483       .0457       .0490       .0450       .0246
    Less dividends from net investment
      income...................................      (.0227)         (.0483)     (.0457)     (.0490)     (.0450)     (.0246)
                                                   --------        --------    --------    --------    --------    --------
    Net asset value at end of period...........    $ 1.0000        $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========        ========    ========    ========    ========    ========
    Total Return...............................        4.69%(b)        4.83%       4.57%       4.90%       4.50%       2.46%
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------
    Net assets end of period (millions)........    $3,284.6        $2,707.6    $2,104.1    $1,664.1    $1,602.5    $1,415.4
    Ratio of expenses to average net assets....         .99%(b)         .94%        .98%        .98%        .97%        .97%
    Ratio of net investment income to average
      net assets...............................        4.52%(b)        4.71%       4.47%       4.79%       4.42%       2.44%
    U.S. GOVERNMENT FUND
    -------------------------------------------
    Net asset value beginning of period........    $ 1.0000        $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------        --------    --------    --------    --------    --------
    Net investment income from investment
      operations...............................       .0224           .0471       .0449       .0484       .0441       .0237
    Less dividends from net investment
      income...................................      (.0224)         (.0471)     (.0449)     (.0484)     (.0441)     (.0237)
                                                   --------        --------    --------    --------    --------    --------
    Net asset value at end of period...........    $ 1.0000        $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========        ========    ========    ========    ========    ========
    Total Return...............................        4.61%(b)        4.71%       4.49%       4.84%       4.41%       2.37%
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------
    Net assets end of period (millions)........    $  731.6        $  652.5    $  611.8    $  568.5    $  721.8    $  740.7
    Ratio of expenses to average net assets....        1.00%(b)         .99%        .99%       1.00%        .99%        .99%
    Ratio of net investment income to average
      net assets...............................        4.45%(b)        4.63%       4.40%       4.75%       4.31%       2.35%
    U.S. TREASURY FUND
    -------------------------------------------
    Net asset value beginning of period........    $ 1.0000        $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   --------        --------    --------    --------    --------    --------
    Net investment income from investment
      operations...............................       .0215           .0456       .0443       .0466       .0456       .0240
    Less dividends from net investment
      income...................................      (.0215)         (.0456)     (.0443)     (.0466)     (.0456)     (.0240)
                                                   --------        --------    --------    --------    --------    --------
    Net asset value at end of period...........    $ 1.0000        $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                   ========        ========    ========    ========    ========    ========
             Total Return......................        4.29%(b)        4.56%       4.43%       4.66%       4.56%       2.40%
    RATIOS/SUPPLEMENTAL DATA
    -------------------------------------------
    Net assets end of period (millions)........    $  273.1        $  239.8    $  169.2    $  142.8    $   95.2    $    7.4
    Ratio of expenses to average net assets
      (c)......................................         .77%(b)         .77%        .77%        .79%        .68%        .73%
    Ratio of net investment income to average
      net assets...............................        4.28%(b)        4.46%       4.33%       4,53%       4.64%       2.38%

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(a) Unaudited.
(b) Annualized.
(c) Net of fees and other expenses. Had RMCI not undertaken to reduce expenses, the actual expense ratios would have amounted to .97%, .97%, .99%, .93% and .85% for the years ended May 31, 1998, 1997, 1996, 1995 and 1994, respectively.
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